Preferred shares (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Sep. 26, 2007 Series A preferred shares CNY	Sep. 26, 2007 Series A preferred shares Venture capital investors USD ($) item	Sep. 26, 2007 Series A preferred shares Venture capital investors CNY	Sep. 26, 2007 Series A preferred shares Venture capital investors SIG	Sep. 26, 2007 Series A preferred shares Venture capital investors Sequoia	Sep. 28, 2010 Ordinary shares
Preferred shares
Shares issued				24,000,000	24,000,000	12,000,000	12,000,000	23,000,000
Number of investors				2	2
Consideration per share (in dollars per share)				$ 0.5417
Total consideration				$ 13,000	96,949
Percentage of total outstanding equity sold				30.00%	30.00%
Shares converted								24,000,000
Issuance costs	891	16,905	666